RELATED PARTY TRANSACTIONS AND BALANCES (Details)	1 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2014 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt		$ 2,691,248	¥ 19,013,935	¥ 500,000	$ 1,439,797	¥ 10,023,576	¥ 29,127,540	¥ 23,950,421
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
RELATED PARTY TRANSACTIONS AND BALANCES
Common Stock, Shares Subscribed but Unissued | shares	3,444,882			3,444,882
Percentage of equity interest	9.90%
Chief Executive Officer
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due to related party		6,200,000			9,100,000					¥ 44,100,000	¥ 63,200,000		¥ 57,100,000
Loan from related party	¥ 16,100,000			¥ 16,100,000	2,300,000					0	16,100,000		11,000,000
Minimum
RELATED PARTY TRANSACTIONS AND BALANCES
License agreements, expected payment														$ 160,000,000
Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party			¥ 0	¥ 10,000	10,000	20,000	50,000
Amount due from related party		10,000			20,000					100,000	100,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
RELATED PARTY TRANSACTIONS AND BALANCES
Net royalty paid | ¥						0	5,200,000
Funds to related party | ¥						0	600,000
Revenue from related party | ¥						0	200,000
Amount due from related party		$ 100,000			100,000					¥ 1,000,000	1,000,000		1,000,000
Amount due to related party					30,000						¥ 200,000		¥ 5,100,000
Repayments of related party debt					0	1,700,000
System Link Corporation Limited ("System Link")
RELATED PARTY TRANSACTIONS AND BALANCES
Investment in joint venture, ownership percentage														50.00%
Due to related party, non-current					0							$ 0
License Agreement
RELATED PARTY TRANSACTIONS AND BALANCES
Amount received for license agreement									$ 10,000,000
License Agreement | System Link Corporation Limited ("System Link")
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party					0		¥ 0	¥ 51,100,000
Amount received for license agreement									$ 10,000,000
Outsourcing service fee | Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party					$ 0	¥ 400,000